Revenue (Details) - USD ($)		1 Months Ended			3 Months Ended									12 Months Ended
	Feb. 28, 2018	Mar. 31, 2020	Jan. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue maximum for receipt of tiered milestone payments														$ 1,000,000
Revenue					$ 58,000	$ 89,000	$ 46,000	$ 0	$ 278,000	$ 487,000	$ 2,362,000	$ 686,000	$ 193,000	413,000	$ 3,729,000	$ 262,000
Remaining performance obligation		$ 31,000,000			31,000,000	31,000,000								31,000,000
Deferred revenue, current portion		10,079,000		$ 8,588,000	10,079,000	7,911,000				8,588,000				7,911,000	8,588,000
Deferred revenue, net of current portion		46,722,000		42,684,000	46,722,000	47,948,000				42,684,000				47,948,000	42,684,000
Development Services
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue					100,000				300,000					400,000	3,700,000
Deferred revenue, current portion		10,100,000		8,600,000	10,100,000	7,900,000				8,600,000				7,900,000	8,600,000
Deferred revenue, net of current portion		15,700,000		$ 12,700,000	15,700,000	18,000,000				$ 12,700,000				18,000,000	$ 12,700,000
Shanghai Fosun Pharmaceutical Industrial Development Co., Ltd.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent payments receivable, maximum			$ 230,500,000			230,500,000								230,500,000
Deferred revenue, net of current portion						30,000,000								30,000,000
Non-refundable upfront payment receivable		1,000,000	30,000,000		1,000,000	30,000,000								30,000,000
Contractual period for payment of non-refundable upfront payment				30 days
Foreign withholding tax, amount		100,000	$ 3,000,000
Contractual period for entering into sub-agreements				6 months
Finite-lived intangible asset, useful life				2 years
Termination notice requirement				120 days
Revenue														0
Contract with customer, liability, revenue recognized					0				$ 0
Mylan Ireland Limited
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-refundable upfront payment	$ 30,000,000
Contingent payments receivable, maximum	100,000,000
Revenue maximum for receipt of tiered milestone payments	225,000,000
Contract with customer, asset, gross, current																	$ 5,000,000
Annual sales threshold for earning royalties during the first four years after commercialization	50,000,000
Initial estimated transaction price	81,000,000
Remaining performance obligation		$ 106,800,000			$ 106,800,000	$ 106,900,000								$ 106,900,000
Mylan Ireland Limited | Scenario, Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-refundable upfront payment	25,000,000
Development Milestones | Mylan Ireland Limited
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue maximum for receipt of tiered milestone payments	$ 40,000,000